Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 161	$ 86	$ 366	$ 299
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	89	69	267	259
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	3	4	11	11
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 69	$ 13	88	$ 29
Expected additional contribution for remainder of year [member] | Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			86
Expected additional contribution for remainder of year [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			5
Expected additional contribution for remainder of year [member] | Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			$ 13